Notes Payable to Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Outstanding (Principal and Interest) Including Unamortized Discount, with Mtf Related Party

As of March 31, 2015 and December 31, 2014, the Company’s notes outstanding, with MTF a related party, consisted of the following:

Note Type	Issue Date	Maturity Date	Interest Rate	March 31, 2015	December 31, 2014

New MTF Convertible Promissory Note	9/19/14	3/31/15	8.5%	3,823,797	3,747,102

Less: Accrued interest expense				164,469	87,774
Notes payable to related party				$3,659,328	$3,659,328

Note Type	Issue Date	Maturity Date(1)	Interest Rate	December 31, 2014	December 31, 2013

Convertible Promissory Note	1/18/08	3/31/15	PRIME + 1 ½%	$-	$1,479,654
Promissory Note	11/4/08	3/31/15	PRIME + 3%	-	343,429
Promissory Note	3/17/09	3/31/15	PRIME + 8%	-	584,745
Promissory Note	8/24/09	3/31/15	LIBOR + 8%	-	23,193
Tranched Promissory Note	9/30/09	3/31/15	LIBOR + 8%	-	2,570,126
Bridge Note, net of discount	4/29/13	10/14/14	12%	-	94,280
New MTF Convertible Promissory Note	9/19/14	3/31/15	8.5%	3,747,102
				3,747,102	5,095,427
Less: Accrued interest expense				87,774	1,147,610
Notes payable to related party, net of debt discount				$3,659,328	$3,947,817

(1)	As amended.